UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10085

Hillman Capital Management Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
(Address of principal executive offices)                                 (Zip code)

Terrence O. Davis
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: June 30, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS

The Hillman Focused Advantage Fund

Schedule of Investments
(Unaudited)

As of June 30, 2014
		Shares	Value (Note 1)

COMMON STOCKS - 86.94%

Consumer Discretionary - 13.84%
	Best Buy Co., Inc.	30,000	$930,300
	Nordstrom, Inc.	11,000	747,230
	PetSmart, Inc.	11,000	657,800
	Staples, Inc.	60,000	650,400
	Target Corp.	10,000	579,500
	Yum! Brands, Inc.	10,000	812,000
			4,377,230
Consumer Staples - 8.09%
	Kellogg Co.	15,000	985,500
	Sysco Corp.	20,000	749,000
	Wal-Mart Stores, Inc.	11,000	825,770
			2,560,270
Energy - 3.72%
	Exxon Mobil Corp.	6,600	664,488
†	Transocean Ltd.	11,400	513,342
			1,177,830
Financials - 11.52%
	American Express Co.	10,000	948,700
	Bank of America Corp.	55,000	845,350
	The Allstate Corp.	100	5,872
	The Goldman Sachs Group, Inc.	4,800	803,712
	The Western Union Co.	60,000	1,040,400
			3,644,034
Health Care - 10.04%
	Amgen, Inc.	6,600	781,242
†	Johnson & Johnson	8,700	910,194
*	Laboratory Corp of America Holdings	6,000	614,400
	Merck & Co., Inc.	15,000	867,750
			3,173,586
Industrials - 8.00%
	Caterpillar, Inc.	8,000	869,360
†	Joy Global, Inc.	12,000	738,960
	Raytheon Co.	10,000	922,500
			2,530,820
Information Technology - 27.29%
	Apple, Inc.	16,100	1,496,173
	Cisco Systems, Inc.	30,400	755,440
	Corning, Inc.	45,000	987,750
*	eBay, Inc.	24,000	1,201,440

			(Continued)

The Hillman Focused Advantage Fund

Schedule of Investments - (continued)
(Unaudited)

As of June 30, 2014
			Shares	Value (Note 1)

	Information Technology - (continued)
		Intel Corp.	25,000	$772,500
		International Business Machines Corp.	4,000	725,080
		Microsoft Corp.	20,000	834,000
	†	Oracle Corp.	22,000	891,660
	*	Universal Display Corp.	30,000	963,000
	*	Yahoo!, Inc.	100	3,513
				8,630,556
	Materials - 2.65%
		Nucor Corp.	17,000	837,250
				837,250
	Telecommunications - 1.79%
		AT&T, Inc.	16,000	565,760
				565,760

		Total Common Stocks (Cost $24,109,381)		27,497,336

SHORT-TERM INVESTMENT - 12.18%
	§	Federated Prime Obligations Fund, 0.02%	3,852,605	$3,852,605

		Total Short-Term Investment (Cost $3,852,605)		3,852,605

Total Value of Investments (Cost $27,961,986 (a)) - 99.12%				$31,349,941
Total Options Written (Premiums Received $52,341) - (0.44)%				(137,933)
Other Assets Less Liabilities - 1.32%				415,894

	Net Assets - 100%			$31,627,902

§	Represents 7 day effective yield
†	A portion of security pledged as collateral for options written.
*	Non-income producing investment

				(Continued)

The Hillman Focused Advantage Fund

Schedule of Investments - (continued)
(Unaudited)

As of June 30, 2014
	Number of Contracts*	Exercise Price	Maturity Date	Value (Note 1)

PUT OPTIONS WRITTEN - (0.04)%
Exxon Mobil Corp.	34	$100.00	7/19/2014	$3,723
Google, Inc.	16	555.00	7/19/2014	7,760
Target Corp.	50	55.00	7/19/2014	475

Total Put Options Written (Premiums Received $29,623)				$11,958

CALL OPTIONS WRITTEN - (0.40)%
American Express Co.	100	$92.50	7/19/2014	$27,850
Intel Corp.	250	27.00	7/19/2014	98,125

Total Call Options Written (Premiums Received $22,718)				$125,975

Total Options Written (Premiums Received $52,341)				$137,933

*	One contract is equivalent to 100 shares of common stock

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

(a) Aggregate gross unrealized appreciation				$4,491,967
Aggregate gross unrealized depreciation				(1,189,604)

Net unrealized appreciation				$3,302,363

Summary of Investments
	% of Net
	Assets		Value
Consumer Discretionary	13.84%		$4,377,230
Consumer Staples	8.09%		2,560,270
Energy	3.72%		1,177,830
Financials	11.52%		3,644,034
Health Care	10.04%		3,173,586
Industrials	8.00%		2,530,820
Information Technology	27.29%		8,630,556
Materials	2.65%		837,250
Telecommunications	1.79%		565,760
Short-Term Investment	12.18%		3,852,605
Options Written	-0.44%		(137,933)
Other Assets Less Liabilities	1.32%		415,894
Total	100.00%		$31,627,902

				(Continued)

The Hillman Focused Advantage Fund

Schedule of Investments - (continued)
(Unaudited)

As of June 30, 2014

Note 1 - Investment Valuation

The Fund's investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined  in good faith under policies approved by the Fund's Board of Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

(Continued)

The Hillman Focused Advantage Fund

Schedule of Investments - (continued)
(Unaudited)

As of June 30, 2013

Note 1 - Investment Valuation, continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$27,497,336	$27,497,336	$-	$-
Short-Term Investment	3,852,605	3,852,605	-	-
Total Assets	$31,349,941	$31,349,941	$-	$-

Liabilities	Total	Level 1	Level 2	Level 3
Put Options Written	$11,958	$11,958	$-	$-
Call Options Written	125,975	125,975	-	-
Total Liabilities	$137,933	$137,933	$-	$-

Option Valuation
Exchange-listed options are valued at their last quoted sales price as reported on their primary exchange as of 4 p.m. Eastern Time (the "Valuation Time").  For purposes of determining the primary exchange for each exchange-traded portfolio option the following shall apply: (i) if the option is traded on the Chicago Board Options Exchange ("CBOE"), the CBOE shall be considered the primary exchange for such option, unless the Advisor instructs the Administrator in writing to use a different exchange as the primary exchange for such option; and (ii) if the option does not trade on the CBOE, the Advisor shall instruct the Administrator  in  writing  as  to the  primary  exchange  for  such option.

Unlisted options for which market quotations are readily available are valued at the last quoted sales price at the Valuation Time.  If an option is not traded on the valuation date, the option shall be priced at the mean of the last quoted bid and ask prices as of the Valuation Time.  An option may be valued using Fair Valuation when (i) the option does not trade on the valuation date; and (ii) reliable last quoted bid and ask prices as of the Valuation Time are not readily available.

Note 2 - Option Writing

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, include brokerage commissions, is also treated as a realized gain or loss (depending on if the premium is less than the amount  paid for the  closing  purchase  transaction).  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

ITEM 2.  CONTROLS AND PROCEDURES
(a)	The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.
(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Hillman Capital Management Investment Trust

By: (Signature and Title)	/s/Mark A. Hillman
Date: August 26, 2014	Mark A. Hillman Trustee, President, and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By: (Signature and Title)	/s/ Mark A. Hillman
Date: August 26, 2014	Mark A. Hillman Trustee, President, and Principal Executive Officer Hillman Capital Management Investment Trust

By: (Signature and Title)	/s/C. Frank Watson III
Date: August 25, 2014	C. Frank Watson III Treasurer and Principal Financial Officer Hillman Capital Management Investment Trust